Finance Profit/(Loss)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Finance Profit/(Loss)
17	Finance profit/(loss)

	2021	2020	2019
Investment income (i)	27,982	9,066	20,244
Foreign currency variation income	—	416	56
Financial revenue on sublease agreements	197	519	800
Other finance income	332	49	61

Finance income	28,511	10,050	21,161

Financial expense on lease agreements	(12,281)	(12,209)	(11,980)
Bank fees	(119)	(258)	(86)
Interest and arrears	(80)	—	—
Investment losses (i)	—	(234)	—
Fines on taxes	(65)	—	(3)
Financial expense on liabilities at amortized cost	—	(203)	(181)
Interest on taxes	(208)	—	(30)
Foreign currency variation expense	(372)	(193)	(196)
Other financial expenses	(4)	—	—

Finance costs	(13,129)	(13,097)	(12,476)

Finance profit/(loss), net	15,382	(3,047)	8,865

(i)	Investment income and losses comprises the fair value changes on the financial instruments at fair value through profit or loss. Segregated investment income result is demonstrated below:

	2021	2020	2019
Mutual funds and fixed income investments	25,620	2,604	2,819
Private equity funds	2,362	6,462	16,803
Real Estate listed funds	—	—	99
Public equities funds	—	—	523

	27,982	9,066	20,244

Mutual funds	—	—	—
Private equity funds	—	(71)	—
Real Estate listed funds	—	(77)	—
Public equities funds	—	(86)	—

	—	(234)	—